AQR FUNDS

Supplement dated November 21, 2018 (“Supplement”)

to the Class I Shares and Class N Shares Summary Prospectus and Prospectus,

the Class R6 Shares Summary Prospectus and Prospectus,

and the Statement of Additional Information,

each dated May 1, 2018, as amended,

of the AQR Risk Parity Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectuses, Prospectuses and Statement of Additional Information. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The Board of Trustees (the “Board”) of AQR Funds has approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund from “AQR Risk Parity Fund” to “AQR Multi-Asset Fund.” The Board also approved revisions to the principal investment strategies of the Fund. These changes are expected to become effective on or about January 30, 2019 (the “Effective Date”). Accordingly, on the Effective Date (i) all references to “AQR Risk Parity Fund” in the Summary Prospectuses, Prospectuses and Statement of Additional Information shall be replaced with “AQR Multi-Asset Fund” and (ii) the section entitled “Principal Investment Strategies of the Fund” beginning on page 2 of each Summary Prospectus and page 70 of each Prospectus will be deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by allocating assets among major asset classes (including, but not limited to, developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities). The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below). The Fund will generally have some level of investment in the majority of asset classes and Instruments but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes. The allocation among the different asset classes is based on the Adviser’s assessment of the investment opportunity presented by each asset class, the risk associated with the asset class, as well as the Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad. While the Fund will be net long equities, bonds and commodities, it may take net short positions in currencies and both long and short positions in Instruments within each of these asset classes based upon the Adviser’s evaluation of investment opportunities. The Fund may also take short positions for hedging purposes.

The Adviser seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class (e.g., equities, bonds, commodities) or risk premium (e.g., equity risk, duration risk, currency risk). The Adviser pursues an approach to asset allocation that manages risk (as measured by forecasted volatility and other proprietary measures) across asset classes over time. This means that lower risk asset classes (such as fixed income) will generally have higher notional allocations than higher risk asset classes (such as equities).

Additionally, the Adviser seeks to enhance returns by incorporating active views into both allocations among asset classes, and the selection of Instruments (both long and short) within an asset class. These views are based on the Adviser’s general investment philosophy centered on systematizing fundamental insights and are guided by a diversified set of signals across investment themes, such as value, momentum, carry, trend and defensive, as well as a number of additional indicators based on the Adviser’s research. Value strategies favor securities that are inexpensive, distressed or otherwise less favored by investors. Momentum strategies favor securities with strong recent price performance and positive changes in fundamentals on a relative basis. Carry strategies favor investments with higher yields. Trend strategies favor securities with recent absolute positive performance or improving fundamental metrics. Defensive strategies favor high-quality and low-risk assets. The desired overall risk level of the Fund may be increased or decreased by the Adviser. The risk exposures to asset classes can be expected to vary across asset classes based on market conditions. There can be no assurance that employing the above approach will achieve any particular level of return or will reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments including, but not limited to: equity securities, equity futures, equity swaps, currencies, currency forwards, currency futures, commodity futures, commodity forwards, commodity swaps, bond futures, fixed income swaps, interest rate swaps, credit default swaps, credit default index swaps, inflation swaps, U.S. and foreign government bonds (including inflation-linked bonds), cash and cash equivalents including but not limited to money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. To gain exposure to equity securities, the Fund will hold long or short positions in individual stocks directly, and the Fund will also utilize derivative instruments to gain long or short exposures to stock market indices. There is no maximum or minimum exposure to any one Instrument or any one asset class. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories. The Fund may have exposure to equity securities of companies of any market capitalization. There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities or to small less-liquid equity securities.

The Fund may have exposure in long and short positions across all of the asset classes. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on Instruments it expects to underperform. For example, the Fund may take a short position in a particular Instrument based on the Adviser’s evaluation of the value, momentum, carry, trend or defensive investment themes discussed above. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on Instruments it expects to outperform. The Fund, when taking a “long” position, will purchase a security that will benefit from an increase in the price of that security. When taking a “short” position, the Fund may borrow the security from a third party and sell it at the then current market price. The Fund may also take “short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying Instrument and lose value if the price of the underlying Instrument increases.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to experience greater volatility. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser, on average, will typically target an annualized volatility level for the Fund ranging between 7% and 13%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. The Fund may also enter into repurchase and reverse repurchase agreements. Under a repurchase agreement the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. Leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures and swap transactions or uses certain other derivative instruments.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures, forwards and swaps but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

On the Effective Date, the paragraph entitled “Short Sale Risk” on page 6 of each Summary Prospectus and page 75 of each Prospectus will be deleted and replaced in its entirety with the following:

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

On the Effective Date, the section entitled “Principal Investment Strategies” beginning on page 137 of each Prospectus will be deleted and replaced in its entirety with the following:

Principal Investment Strategies

The Fund pursues its investment objective by allocating assets among major asset classes (including, but not limited to, developed market equities, nominal and inflation-linked government bonds issued by developed countries, developed and emerging market currencies, and commodities). The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below). The Fund will generally have some level of investment in the majority of asset classes and Instruments but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes. The allocation among the different asset classes is based on the Adviser’s assessment of the investment opportunity presented by each asset class, the risk associated with the asset class, as well as the Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad. While the Fund will be net long equities, bonds and commodities, it may take net short positions in currencies and both long and short positions in Instruments within each of these asset classes based upon the Adviser’s evaluation of investment opportunities. The Fund may also take short positions for hedging purposes.

The Adviser seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class (e.g., equities, bonds, commodities) or risk premium (e.g., equity risk, duration risk, currency risk). The Adviser pursues an approach to asset allocation that manages risk (as measured by forecasted volatility and other proprietary measures) across asset classes over time. This means that lower risk asset classes (such as fixed income) will generally have higher notional allocations than higher risk asset classes (such as equities).

Additionally, the Adviser seeks to enhance returns by incorporating active views into both allocations among asset classes, and the selection of Instruments (both long and short) within an asset class. These views are based on the Adviser’s general investment philosophy centered on systematizing fundamental insights and are guided by a diversified set of signals across investment themes, such as value, momentum, carry, trend and defensive, as well as a number of additional indicators based on the Adviser’s research. Value strategies favor securities that are inexpensive, distressed or otherwise less favored by investors. Momentum strategies favor securities with strong recent price performance and positive changes in fundamentals on a relative basis. Carry strategies favor investments with higher yields. Trend strategies favor securities with recent absolute positive performance or improving fundamental metrics. Defensive strategies favor high-quality and low-risk assets. The desired overall risk level of the Fund may be increased or decreased by the Adviser. The risk exposures to asset classes can be expected to vary across asset classes based on market conditions. There can be no assurance that employing the above approach will achieve any particular level of return or will reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments including, but not limited to: equity securities, equity futures, equity swaps, currencies, currency forwards, currency futures, commodity futures, commodity forwards, commodity swaps, bond futures, fixed income swaps, interest rate swaps, credit default swaps, credit default index swaps, inflation swaps, U.S. and foreign government bonds (including inflation-linked bonds), cash and cash equivalents including but not limited to money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. To gain exposure to equity securities, the Fund will hold long or short positions in individual stocks directly, and the Fund will also utilize derivative instruments to gain long or short exposures to stock market indices. There is no maximum or minimum exposure to any one Instrument or any one asset class. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories. The Fund may have exposure to equity securities of companies of any market capitalization. There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities or to small less-liquid equity securities.

The Fund may have exposure in long and short positions across all of the asset classes. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on Instruments it expects to underperform. For example, the Fund may take a short position in a particular Instrument based on the Adviser’s evaluation of the value, momentum, carry, trend or defensive investment themes discussed above. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on Instruments it expects to outperform. The Fund, when taking a “long” position, will purchase a security that will benefit from an increase in the price of that security. When taking a “short” position, the Fund may borrow the security from a third party and sell it at the then current market price. The Fund may also take

“short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying Instrument and lose value if the price of the underlying Instrument increases.

The Fund bears the risk that the proprietary quantitative models used by the Adviser will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to experience greater volatility. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser, on average, will typically target an annualized volatility level for the Fund ranging between 7% and 13%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures. For more information on these and other risk factors, please see the “Principal Risks of Investing in the Fund” and “Investment Techniques-Segregation of Assets” sections of the prospectus.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Adviser may employ trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. The Fund may also enter into repurchase and reverse repurchase agreements. Under a repurchase agreement the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. Leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures and swap transactions or uses certain other derivative instruments.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures, forwards and swaps but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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